Partners' Capital (Details) - USD ($) $ in Millions		Dec. 22, 2014	Sep. 30, 2015	Dec. 31, 2014
Common
Subsidiary, Sale of Stock [Line Items]
Common and Subordinated units outstanding	[1]		28,753,623	28,753,623
Subordinated
Subsidiary, Sale of Stock [Line Items]
Common and Subordinated units outstanding	[1]		28,753,623	28,753,623
IPO
Subsidiary, Sale of Stock [Line Items]
Number of common units underwritten in IPO		28,750,000
Cash proceeds received net of issuance costs		$ 444.1
Proceeds distributed to Rice Energy		414.4
Proceeds retained to pre-fund certain maintenance capital expenditures		25.0
Proceeds retained to pay expenses of IPO		2.0
Proceeds used to pay origination fees associated with the credit agreement		$ 2.7
Rice Energy
Subsidiary, Sale of Stock [Line Items]
Equity interest retained in partnership (percentage)		50.00%
Rice Energy | IPO | Subsidiary of Common Parent
Subsidiary, Sale of Stock [Line Items]
Percentage of interest of Rice Poseidon contributed to Partnership		100.00%
Rice Energy | IPO | Common
Subsidiary, Sale of Stock [Line Items]
Common and Subordinated units outstanding		3,623
Rice Energy | IPO | Subordinated
Subsidiary, Sale of Stock [Line Items]
Common and Subordinated units outstanding		28,753,623

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.